Consolidated income statements - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Operating revenues	$ 24,673	$ 24,174
Operating costs	(14,256)	(13,975)
Severance, acquisition and other costs	(200)	(94)
Depreciation	(3,745)	(3,660)
Amortization	(1,173)	(1,063)
Finance costs
Interest expense	(1,475)	(1,146)
Net return on post-employment benefit plans	108	51
Impairment of assets	(143)	(279)
Other expense	(466)	(115)
Income taxes	(996)	(967)
Net earnings	2,327	2,926
Net earnings attributable to:
Common shareholders	2,076	2,716
Preferred shareholders	187	152
Non-controlling interest	64	58
Net earnings	$ 2,327	$ 2,926
Net earnings per common share - basic (in cad per share)	$ 2.28	$ 2.98
Net earnings per common share - diluted (in cad per share)	$ 2.28	$ 2.98
Weighted average number of common shares outstanding - basic (millions) (in shares)	912.2	911.5